UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 1.9%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.5%

Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$9,128,166

Total Brazil			$9,128,166

Mexico — 0.1%

Petroleos Mexicanos:

7.19%, 9/12/24(2)	MXN	10,630	$495,730

7.65%, 11/24/21	MXN	5,900	291,712

Total Mexico			$787,442

Peru — 0.9%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$7,656,572

Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	6,707,208

Total Peru			$14,363,780

Uzbekistan — 0.4%

Ipoteka-Bank ATIB, 16.00%, 4/16/24(1)	UZS	29,670,000	$2,814,773

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	48,000,000	4,527,327

Total Uzbekistan			$7,342,100

Total Foreign Corporate Bonds (identified cost $34,039,055)			$31,621,488

Loan Participation Notes — 2.3%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.3%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(4)	UZS	159,708,000	$15,107,484

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(3)(4)	UZS	253,458,000	23,960,296

Total Uzbekistan			$39,067,780

Total Loan Participation Notes (identified cost $41,241,958)			$39,067,780

Sovereign Government Bonds — 61.7%
Security		Principal Amount (000’s omitted)	Value

Belarus — 0.1%

Republic of Belarus, 6.875%, 2/28/23(1)	USD	2,164	$2,213,999

Total Belarus			$2,213,999

Bosnia and Herzegovina — 0.1%

Republic of Srpska:

1.50%, 6/30/23	BAM	97	$59,923

1.50%, 10/30/23	BAM	265	163,187

1.50%, 12/15/23	BAM	14	8,872

1.50%, 5/31/25	BAM	2,781	1,699,403

1.50%, 6/9/25	BAM	267	163,438

1.50%, 12/24/25	BAM	290	177,981

1.50%, 9/25/26	BAM	217	132,975

1.50%, 9/26/27	BAM	77	46,467

Total Bosnia and Herzegovina			$2,452,246

Brazil — 0.3%

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$4,404,440

Total Brazil			$4,404,440

China — 3.8%

China Government Bond, 2.68%, 5/21/30	CNY	438,820	$64,986,926

Total China			$64,986,926

Colombia — 0.1%

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	$1,096,699

Total Colombia			$1,096,699

Costa Rica — 0.1%

Costa Rica Government International Bond, 4.25%, 1/26/23(1)	USD	1,468	$1,491,488

Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	66,655	105,562

Total Costa Rica			$1,597,050

Dominican Republic — 1.0%

Dominican Republic:

8.90%, 2/15/23(1)	DOP	201,850	$3,706,797

9.75%, 6/5/26(1)	DOP	668,600	13,022,117

Total Dominican Republic			$16,728,914

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Egypt — 2.5%

Egypt Government Bond:

14.06%, 1/12/26	EGP	296,986	$18,806,773

14.483%, 4/6/26	EGP	105,523	6,755,146

14.556%, 10/13/27	EGP	261,586	16,769,805

Total Egypt			$42,331,724

Georgia — 0.9%

Georgia Treasury Bond:

7.00%, 5/30/24	GEL	30,533	$8,330,080

7.375%, 9/27/23	GEL	6,187	1,723,116

8.125%, 1/25/23	GEL	3,108	890,984

9.375%, 4/9/22	GEL	13,205	3,853,532

Total Georgia			$14,797,712

Indonesia — 9.0%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	631,775,000	$43,859,050

7.375%, 5/15/48	IDR	72,833,000	5,098,461

7.50%, 8/15/32	IDR	70,753,000	5,134,282

7.50%, 5/15/38	IDR	667,200,000	47,418,082

7.50%, 4/15/40	IDR	402,471,000	28,613,194

8.25%, 6/15/32	IDR	11,609,000	885,359

8.25%, 5/15/36	IDR	242,576,000	18,494,384

8.375%, 4/15/39	IDR	43,001,000	3,308,353

9.50%, 5/15/41	IDR	5,702,000	486,999

Total Indonesia			$153,298,164

Iraq — 0.1%

Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$1,746,030

Total Iraq			$1,746,030

Jordan — 0.1%

Jordan Government International Bond, 4.95%, 7/7/25(1)	USD	1,620	$1,680,977

Total Jordan			$1,680,977

Macedonia — 0.1%

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,782,771

Total Macedonia			$1,782,771

Malaysia — 6.6%

Malaysia Government Bond:

3.726%, 3/31/26	MYR	132,970	$34,041,613

Security		Principal Amount (000’s omitted)	Value

Malaysia (continued)

Malaysia Government Bond: (continued)

3.733%, 6/15/28	MYR	81,500	$20,803,998

3.828%, 7/5/34	MYR	28,100	6,843,929

3.955%, 9/15/25	MYR	161,030	41,494,715

4.254%, 5/31/35	MYR	40,240	10,207,741

Total Malaysia			$113,391,996

Mexico — 1.6%

Mexican Bonos:

7.75%, 11/13/42	MXN	230,000	$11,316,727

8.50%, 5/31/29	MXN	224,000	12,332,615

8.50%, 11/18/38	MXN	36,100	1,935,849

10.00%, 11/20/36	MXN	22,074	1,354,998

Total Mexico			$26,940,189

Mongolia — 0.1%

Mongolia Government International Bond, 5.625%, 5/1/23(1)	USD	1,623	$1,712,259

Total Mongolia			$1,712,259

Oman — 0.0%(6)

Oman Government International Bond, 3.625%, 6/15/21(1)	USD	600	$601,516

Total Oman			$601,516

Paraguay — 0.0%(6)

Republic of Paraguay, 4.625%, 1/25/23(1)	USD	580	$613,350

Total Paraguay			$613,350

Peru — 1.5%

Peru Government Bond:

6.714%, 2/12/55	PEN	4,100	$1,114,601

6.85%, 2/12/42	PEN	19,284	5,334,297

6.90%, 8/12/37	PEN	41,002	11,560,675

6.95%, 8/12/31	PEN	22,900	6,781,162

Total Peru			$24,790,735

Romania — 2.8%

Romanian Government Bond:

3.25%, 6/24/26	RON	57,650	$14,516,619

4.15%, 1/26/28	RON	48,045	12,700,131

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Romania (continued)

Romanian Government Bond: (continued)

4.85%, 4/22/26	RON	32,030	$8,640,625

5.80%, 7/26/27	RON	16,020	4,607,623

Romanian Government International Bond:

2.75%, 2/26/26(1)	EUR	2,755	3,654,609

3.624%, 5/26/30(1)	EUR	2,755	3,826,680

Total Romania			$47,946,287

Russia — 1.5%

Russia Government Bond:

2.50%, 2/2/28(5)	RUB	1,119,530	$14,731,670

7.70%, 3/23/33	RUB	778,365	10,891,055

7.75%, 9/16/26	RUB	31,480	441,605

8.50%, 9/17/31	RUB	8,092	119,595

Total Russia			$26,183,925

Rwanda — 0.1%

Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,560	$1,651,402

Total Rwanda			$1,651,402

Serbia — 7.1%

Republic of Serbia, 7.25%, 9/28/21(1)	USD	1,396	$1,432,183

Serbia Treasury Bond:

4.50%, 1/11/26	RSD	5,136,670	57,522,801

4.50%, 8/20/32	RSD	3,140,130	35,741,018

5.875%, 2/8/28	RSD	2,161,980	26,823,601

Total Serbia			$121,519,603

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	983	$971,712

Total Seychelles			$971,712

South Africa — 8.2%

Republic of South Africa:

8.25%, 3/31/32	ZAR	95,739	$5,816,280

8.50%, 1/31/37	ZAR	417,200	23,356,296

8.75%, 1/31/44	ZAR	408,487	22,504,050

8.75%, 2/28/48	ZAR	231,000	12,691,503

10.50%, 12/21/26	ZAR	971,954	76,596,860

Total South Africa			$140,964,989

Security		Principal Amount (000’s omitted)	Value

Thailand — 3.7%

Thailand Government Bond:

1.25%, 3/12/28(1)(5)	THB	1,108,537	$34,920,731

3.30%, 6/17/38	THB	594,751	21,629,431

3.40%, 6/17/36	THB	205,000	7,557,160

Total Thailand			$64,107,322

Tunisia — 0.1%

Banque Centrale de Tunisie International Bond, 6.75%, 10/31/23(1)	EUR	1,460	$1,710,841

Total Tunisia			$1,710,841

Turkey — 1.3%

Republic of Turkey, 5.125%, 3/25/22	USD	540	$549,777

Turkey Government Bond:

7.10%, 3/8/23	TRY	70,204	7,144,420

8.00%, 3/12/25	TRY	76,500	6,801,027

10.70%, 8/17/22	TRY	9,380	1,054,276

12.40%, 3/8/28	TRY	23,227	2,216,998

16.20%, 6/14/23	TRY	36,761	4,352,707

Total Turkey			$22,119,205

Ukraine — 7.3%

Ukraine Government International Bond:

9.79%, 5/26/27	UAH	45,679	$1,435,325

9.84%, 2/15/23	UAH	57,091	1,962,043

9.99%, 5/22/24	UAH	399,860	13,252,907

10.00%, 8/23/23	UAH	672,489	22,808,936

11.67%, 11/22/23	UAH	57,092	2,008,158

15.84%, 2/26/25	UAH	2,156,567	83,481,289

Total Ukraine			$124,948,658

Uruguay — 1.5%

Republic of Uruguay:

3.875%, 7/2/40(5)	UYU	554,625	$14,706,930

9.875%, 6/20/22(1)	UYU	437,462	10,332,844

Total Uruguay			$25,039,774

Uzbekistan — 0.0%(6)

Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	7,520,000	$723,002

Total Uzbekistan			$723,002

Total Sovereign Government Bonds (identified cost $1,079,109,198)			$1,055,054,417

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 30.0%

Sovereign Government Securities — 10.6%
Security		Principal Amount (000’s omitted)	Value

Egypt — 7.4%

Egypt Treasury Bill:

0.00%, 6/8/21	EGP	10,600	$668,084

0.00%, 7/6/21	EGP	20,325	1,272,232

0.00%, 7/13/21	EGP	83,050	5,185,466

0.00%, 7/27/21	EGP	69,575	4,322,391

0.00%, 8/3/21	EGP	427,475	26,490,676

0.00%, 8/10/21	EGP	342,675	21,182,372

0.00%, 8/31/21	EGP	47,200	2,895,753

0.00%, 9/14/21	EGP	47,500	2,899,741

0.00%, 9/21/21	EGP	762,050	46,407,547

0.00%, 10/12/21	EGP	31,500	1,904,384

0.00%, 10/26/21	EGP	70,925	4,267,235

0.00%, 12/28/21	EGP	162,200	9,546,779

Total Egypt			$127,042,660

Georgia — 0.7%

Georgia Treasury Bill:

0.00%, 6/3/21	GEL	1,824	$525,230

0.00%, 8/12/21	GEL	7,219	2,043,652

0.00%, 9/9/21	GEL	7,020	1,972,657

0.00%, 10/14/21	GEL	7,151	1,993,190

0.00%, 11/11/21	GEL	6,202	1,717,177

0.00%, 12/9/21	GEL	12,497	3,434,422

0.00%, 2/10/22	GEL	3,274	886,123

Total Georgia			$12,572,451

Uganda — 0.5%

Uganda Treasury Bill:

0.00%, 2/24/22	UGX	17,464,000	$4,491,112

0.00%, 3/10/22	UGX	14,032,600	3,588,640

0.00%, 3/24/22	UGX	2,825,100	721,529

Total Uganda			$8,801,281

Uruguay — 2.0%

Uruguay Monetary Regulation Bill:

0.00%, 7/21/21	UYU	355,650	$8,022,682

0.00%, 8/20/21	UYU	150,492	3,376,973

0.00%, 8/27/21	UYU	353,149	7,914,828

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)

Uruguay Monetary Regulation Bill: (continued)

0.00%, 12/3/21	UYU	536,802	$11,814,349

0.00%, 1/7/22	UYU	109,634	2,396,660

Total Uruguay			$33,525,492

Total Sovereign Government Securities (identified cost $181,952,199)			$181,941,884

Repurchase Agreements — 0.2%
Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A. Dated 4/28/21 with a maturity date of 5/7/21, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $3,157,218, collateralized by PEN 10,370,000 Peru Government Bond, 5.94% due 2/12/29 and a market value, including accrued interest, of $3,019,261		$3,158	$3,157,525

Total Repurchase Agreements (identified cost $3,157,525)			$3,157,525

U.S. Treasury Obligations — 13.0%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/13/21(7)		$95,950	$95,950,034

0.00%, 6/3/21(7)		86,700	86,700,000

0.00%, 8/19/21		40,000	39,999,100

Total U.S. Treasury Obligations (identified cost $222,645,273)			$222,649,134

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Other — 6.2%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)		105,944,238	$105,944,238

Total Other (identified cost $105,944,238)			$105,944,238

Total Short-Term Investments (identified cost $513,699,235)			$513,692,781

Total Purchased Options and Swaptions — 0.0%(6) (identified cost $1,707,023)			$512,278

Total Investments — 95.9% (identified cost $1,669,796,469)			$1,639,948,744

Securities Sold Short — (0.2)%
Sovereign Government Bonds — (0.2)%
Security		Principal Amount (000’s omitted)	Value

Peru — (0.3)%

Peru Government Bond, 5.94%, 2/12/29	PEN	(10,370)	$(2,983,550)

Total Peru			$(2,983,550)

Total Sovereign Government Bonds (proceeds $3,288,520)			$(2,983,550)

Total Securities Sold Short (proceeds $3,288,520)			$(2,983,550)

Other Assets, Less Liabilities — 4.3%			$74,303,234

Net Assets — 100.0%			$1,711,268,428

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $150,989,926 or 8.8% of the Portfolio’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $7,202,938 or 0.4% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Purchased Currency Options — 0.0%(6)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Goldman Sachs International	USD	6,131,000	BRL	4.50	2/9/22	$19,638

Call BRL/Put USD	Goldman Sachs International	USD	34,331,000	BRL	4.51	2/9/22	113,773

Call BRL/Put USD	Goldman Sachs International	USD	42,208,000	BRL	4.48	2/10/22	130,127

Total							$263,538

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions — 0.0%(6)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	69,450,000	12/15/21	$24,959

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	85,280,000	1/7/22	27,977

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	42,640,000	1/10/22	13,921

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	167,880,000	1/12/22	54,624

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	46,881,000	1/17/22	16,067

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	75,706,000	1/27/22	25,996

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	59,880,000	2/10/22	26,113

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	15,850,000	2/16/22	11,270

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	15,850,000	2/21/22	16,778

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	12,150,000	2/23/22	12,772

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	15,850,000	2/23/22	18,263

Total					$248,740

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	749,871,171	USD	130,269,647	5/4/21	$7,776,058

BRL	28,000,000	USD	4,938,881	5/4/21	215,710

BRL	53,195,000	USD	9,844,363	5/4/21	(51,559)

BRL	53,195,000	USD	9,928,145	5/4/21	(135,341)

BRL	777,871,171	USD	143,954,247	5/4/21	(753,951)

EUR	233,452,818	USD	274,528,743	5/4/21	6,139,825

EUR	10,518,605	USD	12,369,349	5/4/21	276,640

EUR	3,248,650	USD	3,820,249	5/4/21	85,440

EUR	4,300,000	USD	5,112,167	5/4/21	57,507

EUR	846,508	USD	1,006,393	5/4/21	11,321

EUR	703,376	USD	846,724	5/4/21	(1,090)

EUR	1,148,342	USD	1,382,374	5/4/21	(1,780)

EUR	1,499,719	USD	1,805,361	5/4/21	(2,325)

EUR	5,503,967	USD	6,625,673	5/4/21	(8,531)

EUR	4,694,005	USD	5,675,247	5/4/21	(31,881)

EUR	29,566,520	USD	35,592,167	5/4/21	(45,829)

EUR	98,196,350	USD	118,208,734	5/4/21	(152,207)

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	145,179,390	BRL	777,871,171	5/4/21	$1,979,093

USD	138,772,517	BRL	749,871,171	5/4/21	726,812

USD	9,844,363	BRL	53,195,000	5/4/21	51,559

USD	5,181,731	BRL	28,000,000	5/4/21	27,139

USD	9,241,179	BRL	53,195,000	5/4/21	(551,625)

USD	281,030,426	EUR	233,452,818	5/4/21	361,857

USD	12,662,293	EUR	10,518,605	5/4/21	16,304

USD	5,650,642	EUR	4,694,005	5/4/21	7,276

USD	5,176,339	EUR	4,300,000	5/4/21	6,665

USD	3,910,724	EUR	3,248,650	5/4/21	5,036

USD	1,019,026	EUR	846,508	5/4/21	1,312

USD	827,135	EUR	703,376	5/4/21	(18,499)

USD	1,350,392	EUR	1,148,342	5/4/21	(30,201)

USD	1,763,593	EUR	1,499,719	5/4/21	(39,443)

USD	6,472,387	EUR	5,503,967	5/4/21	(144,755)

USD	34,768,736	EUR	29,566,520	5/4/21	(777,602)

USD	115,473,956	EUR	98,196,350	5/4/21	(2,582,571)

INR	948,859,681	USD	12,830,144	5/5/21	(22,764)

PHP	111,362,000	USD	2,308,116	5/5/21	4,125

USD	12,805,262	INR	948,859,681	5/5/21	(2,117)

USD	7,923	PHP	388,000	5/5/21	(133)

PEN	21,729,643	USD	5,798,282	5/6/21	(57,337)

USD	5,849,478	PEN	21,729,643	5/6/21	108,533

IDR	759,820,323,483	USD	52,332,828	5/11/21	206,497

IDR	427,746,389,549	USD	29,412,528	5/11/21	164,868

IDR	44,872,000,000	USD	3,092,467	5/11/21	10,299

IDR	15,064,374,468	USD	1,037,563	5/11/21	4,094

IDR	8,936,148,630	USD	615,225	5/11/21	2,683

IDR	62,996,204,000	USD	4,360,383	5/11/21	(4,383)

IDR	60,000,000,000	USD	4,216,296	5/11/21	(67,474)

IDR	191,046,359,660	USD	13,633,509	5/11/21	(423,219)

IDR	212,314,522,668	USD	15,138,290	5/11/21	(457,370)

RUB	1,994,350,839	USD	25,450,712	5/11/21	1,049,488

RUB	1,994,350,839	USD	25,470,962	5/11/21	1,029,238

RUB	490,502,528	USD	6,274,714	5/11/21	242,903

RUB	625,600,000	USD	8,176,621	5/11/21	136,121

RUB	196,000,000	USD	2,556,279	5/11/21	48,097

USD	11,833,550	IDR	165,965,538,703	5/11/21	357,525

USD	10,657,267	IDR	149,340,288,171	5/11/21	330,829

USD	3,384,378	IDR	48,161,384,584	5/11/21	54,160

USD	64,069	IDR	930,595,385	5/11/21	(279)

USD	3,062,971	IDR	44,544,784,615	5/11/21	(17,169)

USD	3,951,212	IDR	57,710,213,856	5/11/21	(39,279)

USD	5,115,865	IDR	74,660,415,244	5/11/21	(46,682)

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	3,794,536	IDR	55,700,000,000	5/11/21	$(56,954)

USD	16,757,796	IDR	243,306,443,175	5/11/21	(66,124)

USD	25,143,635	IDR	365,060,442,422	5/11/21	(99,213)

INR	948,859,681	USD	12,777,001	5/19/21	(4,502)

USD	12,644,382	INR	948,859,681	5/19/21	(128,117)

PEN	16,206,593	USD	4,294,844	5/28/21	(10,993)

BRL	777,871,171	USD	144,846,875	6/2/21	(2,033,601)

EUR	3,248,650	USD	3,912,838	6/2/21	(4,932)

EUR	10,518,605	USD	12,669,138	6/2/21	(15,970)

EUR	237,752,818	USD	286,361,472	6/2/21	(360,968)

USD	9,905,406	BRL	53,195,000	6/2/21	139,069

USD	111,599,358	EUR	92,655,837	6/2/21	140,675

USD	35,611,406	EUR	29,566,520	6/2/21	44,889

USD	6,629,255	EUR	5,503,967	6/2/21	8,356

USD	1,806,337	EUR	1,499,719	6/2/21	2,277

USD	1,383,121	EUR	1,148,342	6/2/21	1,744

USD	847,181	EUR	703,376	6/2/21	1,068

CLP	16,487,408,480	USD	23,091,285	6/16/21	100,651

CLP	4,271,257,767	USD	5,943,955	6/16/21	64,190

CLP	4,139,371,116	USD	5,760,407	6/16/21	62,220

CLP	4,139,371,116	USD	5,765,141	6/16/21	57,486

COP	6,300,000,000	USD	1,687,144	6/16/21	(12,223)

COP	8,000,000,000	USD	2,255,046	6/16/21	(128,161)

COP	425,565,313,160	USD	118,585,638	6/16/21	(5,444,598)

EUR	1,051,372	USD	1,259,979	6/16/21	5,128

PEN	12,650,000	USD	3,406,857	6/16/21	(62,629)

PEN	44,784,050	USD	12,061,095	6/16/21	(221,723)

USD	1,420,333	CLP	1,000,000,000	6/16/21	13,688

USD	15,633,275	COP	57,023,934,969	6/16/21	472,859

USD	5,217,662	COP	18,782,277,866	6/16/21	224,195

USD	4,822,471	COP	17,308,861,067	6/16/21	220,727

USD	4,821,416	COP	17,308,861,067	6/16/21	219,672

USD	7,534,129	COP	27,600,000,000	6/16/21	196,377

USD	6,939,198	EUR	5,790,319	6/16/21	(28,240)

USD	17,782,235	PEN	66,027,218	6/16/21	326,897

RUB	700,613,823	USD	9,272,051	6/23/21	(13,562)

RUB	974,674,302	USD	12,909,337	6/23/21	(29,186)

USD	1,557,531	RUB	117,690,026	6/23/21	2,278

USD	179,249	RUB	13,544,402	6/23/21	262

RUB	395,131,017	USD	5,232,047	6/25/21	(12,077)

RUB	395,131,016	USD	5,232,664	6/25/21	(12,694)

RUB	447,815,152	USD	5,947,112	6/25/21	(31,146)

RUB	505,507,312	USD	6,727,450	6/25/21	(49,328)

RUB	487,336,032	USD	6,449,304	6/30/21	(16,220)

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

RUB	812,200,000	USD	10,742,775	6/30/21	$(21,322)

IDR	117,181,102,500	USD	7,917,107	7/12/21	113,567

USD	1,356,520	IDR	19,999,172,500	7/12/21	(14,067)

USD	3,267,491	IDR	48,205,300,000	7/12/21	(36,122)

USD	3,319,482	IDR	48,976,630,000	7/12/21	(36,992)

					$8,494,229

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,484,362	PLN	43,278,090	BNP Paribas	5/5/21	$—	$(9,826)

EUR	4,723,264	PLN	21,574,926	BNP Paribas	5/5/21	—	(10,747)

EUR	2,966,394	PLN	13,500,000	Citibank, N.A.	5/5/21	6,475	—

EUR	4,696,437	PLN	21,446,984	HSBC Bank USA, N.A.	5/5/21	—	(9,262)

PLN	20,815,173	EUR	4,587,056	Bank of America, N.A.	5/5/21	—	(25,947)

PLN	18,664,827	EUR	4,100,498	Citibank, N.A.	5/5/21	—	(8,017)

PLN	20,810,000	EUR	4,582,695	Citibank, N.A.	5/5/21	—	(22,069)

PLN	20,810,000	EUR	4,586,893	Citibank, N.A.	5/5/21	—	(27,116)

PLN	9,500,000	EUR	2,076,734	Deutsche Bank AG	5/5/21	8,342	—

PLN	9,200,000	EUR	1,993,569	JPMorgan Chase Bank, N.A.	5/5/21	29,219	—

UAH	72,800,000	USD	2,614,943	BNP Paribas	5/5/21	1,746	—

UAH	51,410,000	USD	1,851,945	BNP Paribas	5/5/21	—	(4,088)

UAH	72,790,000	USD	2,622,118	BNP Paribas	5/5/21	—	(5,789)

USD	4,052,836	UAH	115,212,000	BNP Paribas	5/5/21	—	(88,290)

USD	4,222,183	UAH	120,480,000	JPMorgan Chase Bank, N.A.	5/5/21	—	(108,293)

CNH	115,000,000	USD	17,683,575	BNP Paribas	5/6/21	78,375	—

CNH	16,000,000	USD	2,462,038	UBS AG	5/6/21	9,189	—

USD	14,458,515	CNH	93,500,617	UBS AG	5/6/21	17,182	—

USD	5,694,224	CNH	37,499,383	UBS AG	5/6/21	—	(97,621)

CNH	422,831,360	USD	64,682,289	UBS AG	5/10/21	606,311	—

CNH	412,163,640	USD	63,157,162	UBS AG	5/10/21	484,255	—

CNH	37,803,000	USD	5,815,983	UBS AG	5/10/21	21,108	—

EUR	19,609,984	RON	96,085,000	JPMorgan Chase Bank, N.A.	5/10/21	126,996	—

USD	21,260,473	CNH	138,980,773	UBS AG	5/10/21	—	(199,289)

USD	31,545,152	CNH	206,212,235	UBS AG	5/10/21	—	(295,694)

USD	1,785,918	EUR	1,477,371	Bank of America, N.A.	5/10/21	9,547	—

USD	188,207	TRY	1,442,702	Standard Chartered Bank	5/10/21	14,521	—

EUR	1,182,642	RON	5,794,000	Bank of America, N.A.	5/11/21	7,916	—

EUR	4,549,690	RON	22,420,000	HSBC Bank USA, N.A.	5/11/21	—	(1,312)

USD	4,164,590	UAH	117,000,000	Bank of America, N.A.	5/11/21	—	(35,079)

USD	940,472	UAH	26,700,000	BNP Paribas	5/12/21	—	(17,697)

MYR	9,300,000	USD	2,255,092	Barclays Bank PLC	5/17/21	13,081	—

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

THB	6,924,251	USD	224,815	Standard Chartered Bank	5/17/21	$—	$(2,457)

THB	100,000,000	USD	3,248,889	Standard Chartered Bank	5/17/21	—	(37,595)

THB	153,000,000	USD	5,084,448	Standard Chartered Bank	5/17/21	—	(171,169)

THB	2,571,985,947	USD	85,712,865	Standard Chartered Bank	5/17/21	—	(3,118,832)

USD	12,984,047	THB	389,612,312	Standard Chartered Bank	5/17/21	472,450	—

USD	3,243,633	THB	97,331,696	Standard Chartered Bank	5/17/21	118,026	—

USD	151,333	TRY	1,162,290	Standard Chartered Bank	5/17/21	11,899	—

USD	281,153	TRY	2,254,000	Standard Chartered Bank	5/17/21	10,751	—

USD	84,343	TRY	666,000	Standard Chartered Bank	5/17/21	4,446	—

USD	140,611	TRY	1,136,000	Standard Chartered Bank	5/17/21	4,331	—

USD	56,210	TRY	439,000	Standard Chartered Bank	5/17/21	3,545	—

USD	56,266	TRY	440,000	Standard Chartered Bank	5/17/21	3,481	—

USD	56,214	TRY	441,000	Standard Chartered Bank	5/17/21	3,309	—

USD	56,267	TRY	446,000	Standard Chartered Bank	5/17/21	2,762	—

USD	4,644	TRY	35,919	Standard Chartered Bank	5/17/21	335	—

USD	17,473,835	ZAR	250,552,075	Citibank, N.A.	5/17/21	228,830	—

USD	6,658,041	ZAR	100,350,000	Citibank, N.A.	5/17/21	—	(248,851)

USD	10,727,271	ZAR	161,681,421	Citibank, N.A.	5/17/21	—	(400,943)

USD	69,087,868	ZAR	1,041,292,346	Citibank, N.A.	5/17/21	—	(2,582,230)

USD	5,289,812	ZAR	75,750,000	Standard Chartered Bank	5/17/21	76,089	—

ZAR	800,485,006	USD	53,110,736	Citibank, N.A.	5/17/21	1,985,068	—

ZAR	40,000,000	USD	2,789,653	Citibank, N.A.	5/17/21	—	(36,532)

CNH	11,800,000	USD	1,795,949	Goldman Sachs International	5/18/21	25,069	—

CNH	44,600,000	USD	6,878,576	Goldman Sachs International	5/18/21	4,255	—

CNH	31,200,000	USD	4,818,827	HSBC Bank USA, N.A.	5/18/21	—	(3,932)

USD	2,661,616	CNH	17,487,722	Goldman Sachs International	5/18/21	—	(37,152)

TRY	7,073,548	USD	839,889	Standard Chartered Bank	5/21/21	6,988	—

USD	13,918,630	TRY	117,000,000	Standard Chartered Bank	5/21/21	—	(89,140)

USD	2,384,829	UAH	67,753,000	Goldman Sachs International	5/26/21	—	(38,892)

IDR	29,128,000,000	USD	2,000,016	Standard Chartered Bank	5/28/21	8,387	—

MYR	54,793,000	USD	13,513,787	Barclays Bank PLC	6/1/21	—	(164,681)

USD	6,094,435	MYR	24,710,496	Barclays Bank PLC	6/1/21	74,267	—

MYR	21,000,000	USD	5,118,206	Barclays Bank PLC	6/3/21	—	(2,751)

MYR	23,400,000	USD	5,757,166	Credit Agricole Corporate and Investment Bank	6/8/21	—	(57,928)

USD	98,735	UAH	2,810,000	Citibank, N.A.	6/8/21	—	(1,482)

USD	139,592	UAH	3,970,000	Citibank, N.A.	6/8/21	—	(1,996)

USD	233,333	UAH	6,650,000	Citibank, N.A.	6/8/21	—	(3,836)

PLN	19,100,000	EUR	4,147,929	Bank of America, N.A.	6/10/21	46,933	—

PLN	14,489,000	EUR	3,157,141	Bank of America, N.A.	6/10/21	22,875	—

PLN	13,390,000	EUR	2,916,124	Citibank, N.A.	6/10/21	23,000	—

PLN	31,337,406	EUR	6,894,594	UBS AG	6/10/21	—	(30,172)

PLN	31,972,594	EUR	7,034,318	UBS AG	6/10/21	—	(30,753)

USD	8,974,095	THB	281,494,924	Standard Chartered Bank	6/10/21	—	(64,266)

GEL	2,732,173	USD	789,394	ICBC Standard Bank plc	6/11/21	—	(4,192)

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UYU	10,067,040	USD	230,188	HSBC Bank USA, N.A.	6/14/21	$—	$(1,820)

UYU	10,106,172	USD	231,083	HSBC Bank USA, N.A.	6/14/21	—	(1,827)

UYU	10,055,964	USD	230,430	HSBC Bank USA, N.A.	6/14/21	—	(2,313)

UYU	20,348,762	USD	465,317	HSBC Bank USA, N.A.	6/14/21	—	(3,710)

CZK	466,835,491	EUR	17,831,005	Standard Chartered Bank	6/16/21	247,150	—

CZK	546,351,831	EUR	20,907,627	Standard Chartered Bank	6/16/21	241,768	—

CZK	103,710,000	EUR	3,970,826	UBS AG	6/16/21	43,386	—

PLN	96,920,000	EUR	20,943,431	Citibank, N.A.	6/16/21	361,824	—

PLN	100,790,000	EUR	21,816,258	Citibank, N.A.	6/16/21	332,280	—

PLN	96,920,000	EUR	20,953,130	HSBC Bank USA, N.A.	6/16/21	350,153	—

PLN	100,129,304	EUR	21,678,378	HSBC Bank USA, N.A.	6/16/21	323,930	—

THB	3,039,132	USD	98,998	Standard Chartered Bank	6/16/21	—	(1,419)

THB	186,371,411	USD	6,070,928	Standard Chartered Bank	6/16/21	—	(87,013)

CZK	270,750,000	EUR	10,328,659	BNP Paribas	6/17/21	158,452	—

PLN	18,234,150	EUR	3,972,545	Bank of America, N.A.	6/17/21	29,101	—

PLN	18,765,850	EUR	4,088,505	BNP Paribas	6/17/21	29,802	—

PLN	15,000,000	EUR	3,291,369	Citibank, N.A.	6/17/21	—	(4,249)

USD	1,068,421	ZAR	16,060,000	Bank of America, N.A.	6/21/21	—	(31,679)

USD	2,773,503	ZAR	41,690,000	Bank of America, N.A.	6/21/21	—	(82,235)

USD	4,924,314	ZAR	74,020,000	Bank of America, N.A.	6/21/21	—	(146,008)

USD	8,715,659	ZAR	130,342,210	Goldman Sachs International	6/21/21	—	(212,698)

USD	1,148,574	ZAR	17,140,000	HSBC Bank USA, N.A.	6/21/21	—	(25,505)

USD	1,183,103	ZAR	17,650,000	HSBC Bank USA, N.A.	6/21/21	—	(25,910)

USD	2,979,992	ZAR	44,470,000	HSBC Bank USA, N.A.	6/21/21	—	(66,174)

USD	3,070,013	ZAR	45,799,659	HSBC Bank USA, N.A.	6/21/21	—	(67,234)

USD	5,290,542	ZAR	78,950,000	HSBC Bank USA, N.A.	6/21/21	—	(117,482)

USD	5,451,241	ZAR	81,323,758	HSBC Bank USA, N.A.	6/21/21	—	(119,384)

ZAR	118,000,000	USD	7,890,366	Goldman Sachs International	6/21/21	192,557	—

USD	565,632	UAH	16,030,000	Bank of America, N.A.	6/22/21	—	(4,075)

USD	1,982,653	UAH	56,803,000	BNP Paribas	6/25/21	—	(34,619)

HUF	2,179,418,982	EUR	5,993,888	Goldman Sachs International	6/30/21	58,195	—

HUF	1,443,551,566	EUR	3,961,558	Goldman Sachs International	6/30/21	48,814	—

HUF	1,443,548,434	EUR	3,961,887	Goldman Sachs International	6/30/21	48,407	—

HUF	1,134,362,934	EUR	3,162,439	Goldman Sachs International	6/30/21	—	(21,092)

HUF	1,752,889,165	EUR	4,888,146	Goldman Sachs International	6/30/21	—	(34,212)

HUF	920,000,000	EUR	2,529,917	Standard Chartered Bank	6/30/21	24,913	—

HUF	1,632,747,901	EUR	4,554,781	Standard Chartered Bank	6/30/21	—	(33,870)

USD	1,826,612	UAH	51,410,000	BNP Paribas	6/30/21	2,855	—

USD	3,968,353	ZAR	60,090,000	Bank of America, N.A.	6/30/21	—	(142,709)

USD	3,957,895	ZAR	60,090,000	Bank of America, N.A.	6/30/21	—	(153,167)

USD	4,685,549	ZAR	70,950,000	Bank of America, N.A.	6/30/21	—	(168,501)

USD	4,673,201	ZAR	70,950,000	Bank of America, N.A.	6/30/21	—	(180,849)

USD	5,935,118	ZAR	90,130,000	Bank of America, N.A.	6/30/21	—	(231,133)

USD	7,007,824	ZAR	106,420,000	Bank of America, N.A.	6/30/21	—	(272,908)

USD	9,735,917	ZAR	147,426,126	Bank of America, N.A.	6/30/21	—	(350,253)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	11,495,319	ZAR	174,067,861	Bank of America, N.A.	6/30/21	$—	$(413,548)

USD	5,768,068	ZAR	86,017,902	Bank of America, N.A.	7/1/21	—	(116,049)

USD	5,379,455	ZAR	80,404,875	Citibank, N.A.	7/1/21	—	(120,698)

USD	4,725,262	ZAR	71,325,148	Citibank, N.A.	7/1/21	—	(153,787)

GEL	2,748,750	USD	789,440	ICBC Standard Bank plc	7/6/21	—	(3,970)

MYR	1,495,000	USD	360,067	Barclays Bank PLC	7/6/21	3,857	—

MYR	4,190,000	USD	1,009,152	Credit Agricole Corporate and Investment Bank	7/6/21	10,809	—

MYR	7,955,000	USD	1,913,179	Goldman Sachs International	7/6/21	23,286	—

USD	17,936,007	THB	563,065,076	Standard Chartered Bank	7/6/21	—	(140,789)

EUR	4,852,942	RON	24,021,456	Bank of America, N.A.	7/8/21	—	(7,106)

EUR	4,853,704	RON	24,021,456	HSBC Bank USA, N.A.	7/8/21	—	(6,189)

MYR	119,741,230	USD	28,943,976	Credit Agricole Corporate and Investment Bank	7/8/21	202,859	—

USD	8,659,613	MYR	35,824,820	Credit Agricole Corporate and Investment Bank	7/8/21	—	(60,692)

USD	17,880,530	THB	563,040,000	Standard Chartered Bank	7/8/21	—	(195,330)

CNH	93,500,617	USD	14,390,478	UBS AG	7/14/21	—	(17,693)

THB	73,000,000	USD	2,311,389	Standard Chartered Bank	7/16/21	32,139	—

USD	3,293,636	THB	104,023,731	Standard Chartered Bank	7/16/21	—	(45,850)

USD	5,863,849	THB	184,829,992	Standard Chartered Bank	7/16/21	—	(69,769)

USD	15,085,789	UAH	432,585,000	BNP Paribas	7/16/21	—	(192,556)

USD	8,218,232	UAH	238,000,000	Goldman Sachs International	7/22/21	—	(173,732)

MXN	34,000,000	USD	1,685,902	Bank of America, N.A.	7/23/21	—	(22,418)

MXN	596,163,892	USD	29,671,957	Citibank, N.A.	7/23/21	—	(504,043)

MXN	670,684,378	USD	33,357,128	Citibank, N.A.	7/23/21	—	(543,226)

USD	2,567,018	MXN	51,613,543	Citibank, N.A.	7/23/21	41,774	—

USD	2,140,709	MXN	43,011,287	Citibank, N.A.	7/23/21	36,339	—

USD	1,355,279	MXN	27,249,815	Citibank, N.A.	7/23/21	22,055	—

USD	1,130,206	MXN	22,708,179	Citibank, N.A.	7/23/21	19,186	—

HUF	6,125,529,000	EUR	16,834,208	Bank of America, N.A.	7/26/21	158,246	—

HUF	4,053,982,883	EUR	11,102,574	BNP Paribas	7/26/21	151,218	—

HUF	4,053,982,883	EUR	11,100,504	Goldman Sachs International	7/26/21	153,711	—

USD	2,561,576	UAH	72,800,000	BNP Paribas	7/28/21	—	(1,143)

USD	2,565,738	UAH	72,790,000	BNP Paribas	7/29/21	4,076	—

MXN	558,903,648	USD	27,800,096	Citibank, N.A.	7/30/21	—	(477,377)

MXN	816,919,516	USD	40,569,904	Citibank, N.A.	7/30/21	—	(633,749)

USD	6,110,313	MXN	123,039,345	Citibank, N.A.	7/30/21	95,377	—

USD	3,225,992	MXN	64,959,682	Citibank, N.A.	7/30/21	50,355	—

HUF	4,484,009,188	EUR	12,289,014	BNP Paribas	8/2/21	152,706	—

HUF	4,484,009,046	EUR	12,289,306	BNP Paribas	8/2/21	152,353	—

PLN	21,574,926	EUR	4,716,666	BNP Paribas	8/5/21	10,508	—

PLN	43,278,090	EUR	9,471,099	BNP Paribas	8/5/21	9,357	—

PLN	21,446,984	EUR	4,689,950	HSBC Bank USA, N.A.	8/5/21	8,934	—

KES	317,940,000	USD	2,685,985	Standard Chartered Bank	10/12/21	165,495	—

KES	211,960,000	USD	1,790,656	Standard Chartered Bank	10/12/21	110,330	—

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UYU	20,241,106	USD	453,075	HSBC Bank USA, N.A.	10/13/21	$—	$(2,419)

UYU	20,639,278	USD	455,071	HSBC Bank USA, N.A.	1/11/22	—	(3,002)

KES	45,675,000	USD	386,749	Standard Chartered Bank	2/8/22	12,219	—

KES	50,060,000	USD	428,963	ICBC Standard Bank plc	2/23/22	5,357	—

KES	25,050,000	USD	214,469	ICBC Standard Bank plc	2/23/22	2,864	—

KES	45,360,000	USD	386,701	Standard Chartered Bank	3/2/22	5,607	—

KES	45,300,000	USD	387,014	Standard Chartered Bank	3/4/22	4,423	—

KES	45,810,000	USD	392,444	Standard Chartered Bank	3/8/22	2,692	—

KES	22,400,000	USD	191,617	Standard Chartered Bank	4/1/22	—	(456)

UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	1,163,765	—

						$9,876,843	$(14,625,557)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/6/21	COP	45,075,720	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$12,009,608	$102,850

5/7/21	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,522,330	40,846

5/10/21	COP	32,370,900	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,624,639	(48,410)

5/10/21	COP	10,795,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,876,185	434

5/13/21	COP	5,107,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,360,827	(11,789)

5/13/21	COP	5,107,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,360,827	(774)

5/13/21	COP	16,832,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,484,794	(27,895)

5/13/21	COP	9,736,320	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,594,066	(32,405)

5/14/21	COP	43,920,900	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	11,701,927	3,897

5/14/21	COP	45,075,730	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	12,009,610	(15,216)

5/17/21	COP	41,494,040	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	11,055,334	(88,653)

5/18/21	COP	45,075,720	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	12,009,608	(120,793)

5/19/21	COP	45,974,600	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	12,249,098	(121,964)

5/21/21	COP	24,516,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,531,923	(18,492)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/24/21	COP	12,258,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$3,265,948	$(22,401)

5/26/21	COP	23,266,870	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	6,199,035	(68,667)

5/27/21	COP	16,153,430	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,303,788	(54,891)

5/28/21	COP	13,218,180	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,521,744	(37,732)

5/31/21	COP	20,614,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,492,253	65,567

6/1/21	COP	100,500,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	26,776,401	109,676

6/1/21	COP	18,500,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,928,989	46,791

6/1/21	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,394,364	23,045

6/1/21	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	17,850,934	93,949

6/1/21	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	19,582,741	(32,174)

6/2/21	COP	42,604,390	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,351,166	(4,155)

6/4/21	COP	41,360,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	11,019,781	43,881

6/7/21	COP	34,467,200	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	9,183,160	41,177

6/8/21	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,346,539	—

						$(134,298)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	(14)	Short	6/14/21	$(1,365,000)	$547

10-Year USD Deliverable Interest Rate Swap	(71)	Short	6/14/21	(6,472,094)	(3,815)

Euro-Bobl	(23)	Short	6/8/21	(3,725,519)	4,148

Euro-Bund	(15)	Short	6/8/21	(3,065,737)	19,476

U.S. 10-Year Treasury Note	(74)	Short	6/21/21	(9,770,312)	157,163

					$177,519

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	548,199	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	$(481,234)	$—	$(481,234)

BRL	360,049	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(298,648)	—	(298,648)

BRL	360,971	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	185,634	—	185,634

BRL	64,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	8,698	—	8,698

BRL	507,598	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	42,405	—	42,405

BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	(196,105)	—	(196,105)

BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	22,551	—	22,551

BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	337,038	—	337,038

BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	60,957	—	60,957

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	278,882	—	278,882

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	247,928	—	247,928

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	920,480	—	920,480

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	858,713	—	858,713

BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(304,915)	—	(304,915)

BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(680,127)	—	(680,127)

BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(526,864)	—	(526,864)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	$(11,322)	$—	$(11,322)

BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	479,069	—	479,069

BRL	50,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.47% (pays upon termination)	1/2/25	(300,419)	—	(300,419)

BRL	21,861	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.84% (pays upon termination)	1/2/25	34,759	—	34,759

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	314,976	—	314,976

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	2,442,937	—	2,442,937

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	304,606	—	304,606

CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	221,800	—	221,800

CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	102,113	—	102,113

CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	730,812	—	730,812

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	426,417	—	426,417

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	80,476	—	80,476

CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	219,929	—	219,929

CLP	4,400,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	2/11/25	52,565	—	52,565

CLP	12,261,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.91% (pays semi-annually)	3/6/25	(147,345)	—	(147,345)

CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(127,072)	—	(127,072)

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	$(232,619)	$—	$(232,619)

CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(315,777)	—	(315,777)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(144,800)	—	(144,800)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(97,203)	—	(97,203)

CLP	5,068,950	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.03% (pays semi-annually)	2/25/26	159,348	—	159,348

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	58,095	—	58,095

CNY	116,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.62% (pays quarterly)	8/4/25	(51,822)	—	(51,822)

CNY	90,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	9/3/25	47,027	—	47,027

CNY	118,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.61% (pays quarterly)	11/3/25	(78,091)	—	(78,091)

CNY	80,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	30,525	—	30,525

CNY	60,784	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	1/4/26	(38,680)	—	(38,680)

CNY	94,216	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	1/4/26	(59,955)	—	(59,955)

CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	1/27/26	(2,250)	—	(2,250)

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	31,565	—	31,565

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	22,847	—	22,847

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	31,610	—	31,610

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	4,831,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	$13,756	$—	$13,756

COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	27,812	—	27,812

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	22,359	—	22,359

COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	28,113	—	28,113

COP	22,708,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.12% (pays quarterly)	11/26/25	38,365	—	38,365

COP	29,467,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.14% (pays quarterly)	11/26/25	41,678	—	41,678

COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	11,457	—	11,457

COP	30,157,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	26,049	—	26,049

COP	7,320,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	3,180	—	3,180

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	5,240	—	5,240

COP	4,710,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	3,445	—	3,445

COP	10,648,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	1,289	—	1,289

COP	35,910,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.26% (pays quarterly)	11/26/25	6,425	—	6,425

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	(4,861)	—	(4,861)

COP	27,119,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	(26,520)	—	(26,520)

COP	84,308,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	7,702	—	7,702

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	$2,824	$—	$2,824

COP	23,038,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	(25,803)	—	(25,803)

COP	24,662,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	(46,820)	—	(46,820)

COP	53,708,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	183,009	—	183,009

COP	29,588,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.58% (pays quarterly)	4/30/26	(36,931)	—	(36,931)

COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	21,445	—	21,445

COP	8,319,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	23,322	—	23,322

COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	14,486	—	14,486

CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	179,594	—	179,594

CZK	491,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.80% (pays annually)	2/26/25	243,520	—	243,520

CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(48,955)	—	(48,955)

CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	86,971	—	86,971

CZK	107,690	Pays	6-month CZK PRIBOR (pays semi-annually)	0.60% (pays annually)	6/15/25	(191,146)	—	(191,146)

CZK	184,250	Pays	6-month CZK PRIBOR (pays semi-annually)	0.64% (pays annually)	7/27/25	(324,824)	—	(324,824)

CZK	80,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.01% (pays annually)	1/27/26	(111,680)	—	(111,680)

CZK	125,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	2/23/26	(80,135)	—	(80,135)

CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(141,852)	—	(141,852)

CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	156,641	—	156,641

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(248,243)	(17,855)	(266,098)

HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	510,110	—	510,110

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	$52,702	$—	$52,702

HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(135,338)	—	(135,338)

HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(422,368)	—	(422,368)

HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	403,458	—	403,458

HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(196,363)	—	(196,363)

HUF	3,165,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.10% (pays annually)	12/4/25	(374,390)	—	(374,390)

HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(258,709)	—	(258,709)

MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	58,283	—	58,283

MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	29,298	—	29,298

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	24,652	—	24,652

MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	81,988	—	81,988

MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	13,866	—	13,866

MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	22,742	—	22,742

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	643,278	(2,373)	640,905

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	1,583,088	(7,256)	1,575,832

MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,115,810	—	2,115,810

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	659,522	—	659,522

MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(1,128,186)	—	(1,128,186)

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	$(320,365)	$—	$(320,365)

MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(1,085,376)	—	(1,085,376)

MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	564,360	(3,779)	560,581

MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	964,870	—	964,870

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	59,228	—	59,228

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	565,242	—	565,242

MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	(214,072)	—	(214,072)

MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(607,573)	—	(607,573)

MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(615,059)	—	(615,059)

MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(714,330)	—	(714,330)

MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.77% (pays monthly)	2/14/25	(328,099)	—	(328,099)

MXN	275,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.18% (pays monthly)	3/5/25	(263,360)	—	(263,360)

MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	(426,625)	—	(426,625)

MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(108,849)	—	(108,849)

MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	(418,036)	—	(418,036)

MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(569,201)	—	(569,201)

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	126,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.04% (pays monthly)	4/24/26	$6,241	$—	$6,241

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	38,344	—	38,344

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	722,932	(4,589)	718,343

MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,048,268	(11,379)	1,036,889

MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	291,622	—	291,622

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	22,385	—	22,385

MXN	206,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	147,133	—	147,133

MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(46,668)	—	(46,668)

MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(675,911)	—	(675,911)

MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	111,105	(283,066)	(171,961)

PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	24,032	—	24,032

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	358,800	—	358,800

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	384,662	—	384,662

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	194,376	—	194,376

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	149,068	—	149,068

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	123,085	—	123,085

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	140,255	—	140,255

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	234,074	—	234,074

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	384,456	—	384,456

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	$272,250	$—	$272,250

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	96,312	—	96,312

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	179,232	—	179,232

PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	468,773	—	468,773

PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	(114,795)	—	(114,795)

PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(85,061)	—	(85,061)

PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(60,475)	—	(60,475)

PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(363,933)	—	(363,933)

PLN	29,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.97% (pays annually)	2/23/26	(139,064)	—	(139,064)

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	1,646,604	—	1,646,604

PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	1,510,898	—	1,510,898

THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	117,657	—	117,657

THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	291,426	—	291,426

THB	675,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.94% (pays semi-annually)	2/12/25	128,054	—	128,054

THB	442,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.70% (pays semi-annually)	3/6/25	(51,711)	—	(51,711)

THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(137,838)	—	(137,838)

THB	290,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.80% (pays semi-annually)	6/16/25	(17,606)	—	(17,606)

THB	180,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.82% (pays semi-annually)	9/11/25	(14,325)	—	(14,325)

THB	373,500	Pays	6-month THB Fixing Rate (pays semi-annually)	0.79% (pays semi-annually)	12/4/25	(80,815)	—	(80,815)

THB	635,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.69% (pays semi-annually)	12/22/25	(235,245)	—	(235,245)

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.72% (pays semi-annually)	1/25/26	$(139,925)	$—	$(139,925)

THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(27,548)	—	(27,548)

THB	429,400	Pays	6-month THB Fixing Rate (pays semi-annually)	1.07% (pays semi-annually)	4/12/26	68,022	—	68,022

THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	49,372	—	49,372

THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	49,372	—	49,372

THB	224,967	Receives	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	2/25/28	(33,677)	—	(33,677)

THB	199,227	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	(38,595)	—	(38,595)

USD	21,400	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	1/6/31	1,277,934	—	1,277,934

USD	2,196	Receives	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	2/16/31	65,506	—	65,506

USD	2,848	Receives	3-month USD-LIBOR (pays quarterly)	1.37% (pays semi-annually)	2/19/31	56,198	—	56,198

USD	9,333	Receives	3-month USD-LIBOR (pays quarterly)	1.36% (pays semi-annually)	2/22/31	194,217	—	194,217

USD	13,231	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	2/23/31	192,842	—	192,842

USD	473	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/24/31	7,733	—	7,733

ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	956,471	—	956,471

ZAR	559,737	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	2,226,773	—	2,226,773

ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	202,999	—	202,999

ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	950,575	—	950,575

ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(1,098,199)	—	(1,098,199)

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	$(273,799)	$—	$(273,799)

ZAR	148,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	10,017	—	10,017

ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(67,492)	105	(67,387)

ZAR	192,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(82,444)	659	(81,785)

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	632,611	—	632,611

Total						$16,934,184	$(329,533)	$16,604,651

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,125,397

Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	123,773

Bank of America, N.A.	RUB	1,085,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.20% (pays annually)	3/4/25	(395,489)

Bank of America, N.A.	RUB	606,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.20% (pays annually)	8/6/25	(349,638)

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	385,976

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	226,922

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	54,210

Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	298,473

Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(582,330)

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	253,243

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	181,013

39	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	$305,702

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	328,211

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	113,782

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	52,986

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	146,759

Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	186,897

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	314,984

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	486,409

Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	804,875

Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	157,728

Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	138,002

Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	143,221

Goldman Sachs International	RUB	879,100	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	(227,168)

Goldman Sachs International	RUB	671,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	(104,934)

Goldman Sachs International	RUB	603,873	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	(154,943)

Goldman Sachs International	RUB	252,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.27% (pays annually)	6/17/25	(80,966)

Goldman Sachs International	RUB	430,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.14% (pays annually)	7/24/25	(182,523)

40	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.50% (pays annually)	8/25/25	$(130,547)

Goldman Sachs International	RUB	1,700,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.64% (pays annually)	12/21/25	(964,363)

Goldman Sachs International	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.53% (pays annually)	3/12/26	(114,817)

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	111,378

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	56,903

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	56,952

JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	137,393

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	111,764

JPMorgan Chase Bank, N.A.	MYR	49,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	4/19/26	(83,230)

JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	491,651

JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	216,900

JPMorgan Chase Bank, N.A.	RUB	802,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.55% (pays annually)	12/3/25	(489,584)

JPMorgan Chase Bank, N.A.	RUB	775,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.27% (pays annually)	2/24/26	(334,446)

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	314,540

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	684,807

Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	57,428

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	50,346

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	56,525

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	837,262

							$5,817,434

41	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$2,240	1.00% (pays quarterly)(1)	6/20/21	0.38%	$4,568	$9,216	$13,784

Turkey	4,570	1.00% (pays quarterly)(1)	6/20/21	3.04	(7,905)	32,256	24,351

Total	$6,810				$(3,337)	$41,472	$38,135

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$94	1.00% (pays quarterly)(1)	6/20/24	$79	$(1,728)	$(1,649)

Total				$79	$(1,728)	$(1,649)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	3.64%	$(45,624)	$32,699	$(12,925)

Total		$1,600				$(45,624)	$32,699	$(12,925)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,410,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

42	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	1-day Indice Camara Promedio Rate on CLP 810,021,438 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 27,782 (pays semi-annually)*	2/10/31	$88,939

Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)*	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)*	2/25/31	70,287

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245**	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000**	7/28/23	(3,743,045)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853**	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000**	7/29/23	(9,691,079)

Goldman Sachs International	3-month USD-LIBOR on USD 1,015,106 (pays quarterly) plus TRY 8,400,000**	19.35% on TRY 8,400,000 (pays annually) plus USD 1,015,106**	6/16/26	1

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,518,667,068 (pays semi-annually)*	(0.25)% on CLP equivalent of CLF 52,100 (pays semi-annually)*	2/9/31	176,663

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,128,035 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 26,270 (pays semi-annually)*	2/11/31	88,811

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,347,926 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 26,271 (pays semi-annually)*	2/12/31	92,426

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 373,122,363 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 12,775 (pays semi-annually)*	2/17/31	48,347

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,463,251,912 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 50,074 (pays semi-annually)*	2/19/31	155,617

JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394**	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000**	8/7/22	(942,639)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,062,846 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/10/31	50,580

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	49,156

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	50,118

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	100,875

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	102,157

43	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 711,127,469 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 24,378 (pays semi-annually)*	2/12/31	$88,832

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 670,247,514 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 22,948 (pays semi-annually)*	2/16/31	85,900

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,841,412 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/16/31	59,193

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,575,388 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/18/31	51,143

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,687,667 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/19/31	48,092

				$(12,969,626)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

**

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

KES	–	Kenyan Shilling

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

44	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $1,563,852,231)	$1,534,004,506

Affiliated investment, at value (identified cost, $105,944,238)	105,944,238

Cash	12,715,177

Deposits for derivatives collateral —

Centrally cleared derivatives	51,715,126

OTC derivatives	1,951,000

Foreign currency, at value (identified cost, $6,681,434)	6,584,392

Interest receivable	21,845,429

Dividends receivable from affiliated investment	6,887

Receivable for investments sold	11,260,024

Receivable for open forward foreign currency exchange contracts	9,876,843

Receivable for open swap contracts	11,419,549

Receivable for open non-deliverable bond forward contracts	572,113

Total assets	$1,767,895,284

Liabilities

Cash collateral due to brokers	$1,951,000

Payable for investments purchased	7,544,439

Payable for securities sold short, at value (proceeds, $3,288,520)	2,983,550

Payable for variation margin on open financial futures contracts	16,798

Payable for variation margin on open centrally cleared derivatives	5,990,145

Payable for open forward foreign currency exchange contracts	14,625,557

Payable for open swap contracts	18,584,666

Upfront receipts on open non-centrally cleared swap contracts	32,699

Payable for open non-deliverable bond forward contracts	706,411

Payable to affiliates:

Investment adviser fee	880,120

Trustees’ fees	6,569

Interest payable on securities sold short	67,690

Accrued foreign capital gains taxes	1,953,307

Accrued expenses	1,283,905

Total liabilities	$56,626,856

Net Assets applicable to investors’ interest in Portfolio	$1,711,268,428

45	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest (net of foreign taxes, $2,599,332)	$40,939,984

Dividends from affiliated investment	121,520

Total investment income	$41,061,504

Expenses

Investment adviser fee	$4,957,810

Trustees’ fees and expenses	39,430

Custodian fee	597,508

Legal and accounting services	76,866

Interest expense on securities sold short	60,675

Miscellaneous	22,633

Total expenses	$5,754,922

Net investment income	$35,306,582

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $160,958)	$2,932,872

Securities sold short	123,351

Financial futures contracts	817,890

Swap contracts	13,102,178

Foreign currency transactions	20,991

Forward foreign currency exchange contracts	7,119,015

Non-deliverable bond forward contracts	(10,518,103)

Net realized gain	$13,598,194

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $336,371)	$(5,605,089)

Securities sold short	304,970

Financial futures contracts	63,814

Swap contracts	(33,285,498)

Foreign currency	255,832

Forward foreign currency exchange contracts	7,918,562

Non-deliverable bond forward contracts	720,323

Net change in unrealized appreciation (depreciation)	$(29,627,086)

Net realized and unrealized loss	$(16,028,892)

Net increase in net assets from operations	$19,277,690

46	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$35,306,582	$73,431,867

Net realized gain (loss)	13,598,194	(44,007,893)

Net change in unrealized appreciation (depreciation)	(29,627,086)	(50,203,391)

Net increase (decrease) in net assets from operations	$19,277,690	$(20,779,417)

Capital transactions —

Contributions	$541,090,215	$394,900,465

Withdrawals	(103,034,567)	(358,676,352)

Net increase in net assets from capital transactions	$438,055,648	$36,224,113

Net increase in net assets	$457,333,338	$15,444,696

Net Assets

At beginning of period	$1,253,935,090	$1,238,490,394

At end of period	$1,711,268,428	$1,253,935,090

47	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019	2018		2017		2016

Ratios (as a percentage of average daily net assets):

Expenses	0.74	%(1)(2)	0.79%	0.78%	0.87	%(1)	0.81	%(1)	0.91	%(1)

Net investment income	4.56	%(2)	5.79%	7.01%	7.22%		5.90%		5.94%

Portfolio Turnover	24	%(3)	56%	46%	52%		40%		73%

Total Return	3.30	%(3)	0.08%	23.15%	(9.33)%		8.23%		16.39%

Net assets, end of period (000’s omitted)	$1,711,268		$1,253,935	$1,238,490	$783,270		$617,181		$348,304

(1)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.02%, 0.02% and 0.05% of average daily net assets for the six months ended April 30, 2021 and the years ended October 31, 2018, 2017 and 2016, respectively.

(2)	Annualized.

(3)	Not annualized.

48	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.6%, 6.5%, 0.5% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

49

Emerging Markets Local Income Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation

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Notes to Financial Statements (Unaudited) — continued

in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

N  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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Notes to Financial Statements (Unaudited) — continued

O  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

Q  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion and 0.575% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $4,957,810 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $550,949,361 and $222,293,385, respectively, for the six months ended April 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,675,571,134

Gross unrealized appreciation	$58,618,655

Gross unrealized depreciation	(80,976,289)

Net unrealized depreciation	$(22,357,634)

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Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $33,949,333. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $25,926,243 at April 30, 2021.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2021.

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Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$263,538	$248,740	$512,278

Not applicable	4,647 *	23,913,289 *	34,469,961 *	58,387,897

Receivable for open forward foreign currency exchange contracts	—	9,876,843	—	9,876,843

Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	11,419,549	11,419,549

Receivable for open non-deliverable bond forward contracts	—	—	572,113	572,113

Total Asset Derivatives	$4,647	$34,053,670	$46,710,363	$80,768,680

Derivatives not subject to master netting or similar agreements	$4,647	$23,913,289	$34,469,961	$58,387,897

Total Asset Derivatives subject to master netting or similar agreements	$—	$10,140,381	$12,240,402	$22,380,783

Not applicable	$(7,905)*	$(15,419,060)*	$(17,358,258)*	$(32,785,223)

Payable for open forward foreign currency exchange contracts	—	(14,625,557)	—	(14,625,557)

Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(45,624)	—	(18,571,741)	(18,617,365)

Payable for open non-deliverable bond forward contracts	—	—	(706,411)	(706,411)

Total Liability Derivatives	$(53,529)	$(30,044,617)	$(36,636,410)	$(66,734,556)

Derivatives not subject to master netting or similar agreements	$(7,905)	$(15,419,060)	$(17,358,258)	$(32,785,223)

Total Liability Derivatives subject to master netting or similar agreements	$(45,624)	$(14,625,557)	$(19,278,152)	$(33,949,333)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$3,805,096	$(3,511,746)	$—	$—	$293,350	$—

Barclays Bank PLC	91,205	(91,205)	—	—	—	—

BNP Paribas	751,448	(364,755)	(254,417)	—	132,276	—

Citibank, N.A.	4,807,484	(4,807,484)	—	—	—	—

Credit Agricole Corporate and Investment Bank	213,668	(118,620)	—	—	95,048	—

Credit Suisse International	386,642	—	—	(386,642)	—	490,000

Deutsche Bank AG	809,735	(45,624)	(693,594)	—	70,517	—

Goldman Sachs International	2,769,255	(2,769,255)	—	—	—	—

HSBC Bank USA, N.A.	683,017	(457,475)	—	—	225,542	—

ICBC Standard Bank plc	8,221	(8,162)	—	—	59	—

JPMorgan Chase Bank, N.A.	2,598,571	(1,958,192)	—	(640,379)	—	791,000

Nomura International PLC	1,056,775	—	(871,057)	(180,000)	5,718	180,000

Standard Chartered Bank	2,532,189	(2,532,189)	—	—	—	—

The Bank of Nova Scotia	686,046	—	—	(490,000)	196,046	490,000

UBS AG	1,181,431	(671,222)	(510,209)	—	—	—

	$22,380,783	$(17,335,929)	$(2,329,277)	$(1,697,021)	$1,018,556	$1,951,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(3,511,746)	$3,511,746	$—	$—	$—	$—

Barclays Bank PLC	(167,432)	91,205	—	—	(76,227)	—

BNP Paribas	(364,755)	364,755	—	—	—	—

Citibank, N.A.	(6,352,531)	4,807,484	1,545,047	—	—	—

Credit Agricole Corporate and Investment Bank	(118,620)	118,620	—	—	—	—

Deutsche Bank AG	(45,624)	45,624	—	—	—	—

Goldman Sachs International	(16,235,619)	2,769,255	13,466,364	—	—	—

HSBC Bank USA, N.A.	(457,475)	457,475	—	—	—	—

ICBC Standard Bank plc	(8,162)	8,162	—	—	—	—

JPMorgan Chase Bank, N.A.	(1,958,192)	1,958,192	—	—	—	—

Standard Chartered Bank	(4,057,955)	2,532,189	1,525,766	—	—	—

UBS AG	(671,222)	671,222	—	—	—	—

	$(33,949,333)	$17,335,929	$16,537,177	$—	$(76,227)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,951,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2021 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$817,890	$817,890

Swap contracts	383,112	—	12,719,066	13,102,178

Forward foreign currency exchange contracts	—	7,119,015	—	7,119,015

Non-deliverable bond forward contracts	—	—	(10,518,103)	(10,518,103)

Total	$383,112	$7,119,015	$3,018,853	$10,520,980

Change in unrealized appreciation (depreciation) —

Investments	$—	$(519,983)	$(674,762)	$(1,194,745)

Financial futures contracts	—	—	63,814	63,814

Swap contracts	11,795	—	(33,297,293)	(33,285,498)

Forward foreign currency exchange contracts	—	7,918,562	—	7,918,562

Non-deliverable bond forward contracts	—	—	720,323	720,323

Total	$11,795	$7,398,579	$(33,187,918)	$(25,777,544)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$21,956,000	$3,120,467,000	$125,092,000	$22,880,000	$2,265,319,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts outstanding during six months ended April 30, 2021, which is indicative of the volume of this derivative type, was approximately $35,430,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

56

Emerging Markets Local Income Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds

At April 30, 2021, the value of the Portfolio’s investment in affiliated funds was $105,944,238, which represents 6.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$160,245,815	$706,425,011	$(760,726,588)	$—	$—	$105,944,238	$121,520	105,944,238

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

57

Emerging Markets Local Income Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$31,621,488	$—	$31,621,488

Loan Participation Notes	—	—	39,067,780	39,067,780

Sovereign Government Bonds	—	1,055,054,417	—	1,055,054,417

Short-Term Investments —

Sovereign Government Securities	—	181,941,884	—	181,941,884

Repurchase Agreements	—	3,157,525	—	3,157,525

U.S. Treasury Obligations	—	222,649,134	—	222,649,134

Other	—	105,944,238	—	105,944,238

Purchased Currency Options	—	263,538	—	263,538

Purchased Interest Rate Swaptions	—	248,740	—	248,740

Total Investments	$—	$1,600,880,964	$39,067,780	$1,639,948,744

Forward Foreign Currency Exchange Contracts	$—	$33,790,132	$—	$33,790,132

Non-deliverable Bond Forward Contracts	—	572,113	—	572,113

Futures Contracts	181,334	—	—	181,334

Swap Contracts	—	45,712,823	—	45,712,823

Total	$181,334	$1,680,956,032	$39,067,780	$1,720,205,146

Liability Description

Securities Sold Short	$—	$(2,983,550)	$—	$(2,983,550)

Forward Foreign Currency Exchange Contracts	—	(30,044,617)	—	(30,044,617)

Non-deliverable Bond Forward Contracts	—	(706,411)	—	(706,411)

Futures Contracts	(3,815)	—	—	(3,815)

Swap Contracts	—	(35,979,713)	—	(35,979,713)

Total	$(3,815)	$(69,714,291)	$—	$(69,718,106)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Total

Balance as of October 31, 2020	$34,155,753	$34,155,753

Realized gains (losses)	—	—

Change in net unrealized appreciation (depreciation)	(2,446,004)	(2,446,004)

Cost of purchases	7,454,458	7,454,458

Proceeds from sales, including return of capital	—	—

Accrued discount (premium)	(96,427)	(96,427)

Transfers to Level 3	—	—

Transfers from Level 3	—	—

Balance as of April 30, 2021	$39,067,780	$39,067,780

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2021	$(2,446,004)	$(2,446,004)

58

Emerging Markets Local Income Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2021:

Type of Investment	Fair Value as of April 30, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Loan Participation Notes	$39,067,780	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.98%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

59

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Emerging Markets Local Income Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	138,450,072.504	2,042,704.028	8,102,247.460	0

Proposal 2	138,072,794.184	2,131,605.650	8,390,624.159	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Emerging Markets Local Income Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

92.875%	1.462%	5.665%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

60

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Emerging Markets Local Income Fund	Eaton Vance Management	None

Emerging Markets Local Income Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”1 and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

[1]

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

61

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

62

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

63

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

64

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

65

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

66

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

67

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

68

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

69

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

70

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021